LONG-TERM INVESTMENTS (Details2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity method investments, summarized balance sheet data:
Current assets	$ 10,603	$ 42,527
Non-current assets	25,472	45,852
Current liabilities	(20,227)	(47,085)
Non-current liabilities	(5,962)	(11,044)
Equity method investments, summarized operating data:
Net sales	78,058	368,433	275,584
Gross profit	16,777	105,749	67,716
Net (loss) income	$ (30,761)	$ (17,636)	$ 14,083